Taxation	12 Months Ended
Dec. 31, 2023
Tax [Abstract]
Taxation

18. Taxation

	December 31,	December 31,
	2023	2022
	$	$
Reconciliation of the tax expense
Loss for the year before tax	(364,663,392)	(25,494,220)

Tax using the Isle of Man corporation tax rate of 0%	-	-
Differences in overseas taxation rates	2,360,211	4,753,021
Movement in unrecognized deferred tax assets	(2,360,211)	(4,753,021)

	-	-

The group operates in various jurisdictions with different tax rates, including Isle of Man (0%), United Kingdom (25%), Tanzania (30%) and Australia (30%). Please refer to Note 2 for a list of subsidiaries and their respective countries of incorporation. The subsidiaries follow the domestic tax rates of their countries of incorporation. The effective tax rate is 0% as there were not tax expense recognized for current and prior year.

From April 1, 2023, the main rate of corporation tax in the United Kingdom increased from 19% to 25%, and a new 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed GBP 50,000. This has no impact on the Company as the subsidiaries in the United Kingdom have no taxable profits.

Deferred tax assets are recognized only the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized. Deferred tax assets as of December 31, 2023, and 2022 are not recognized in the statement of financial position.

There are potential deferred tax assets mainly arising on account of estimated accumulated tax losses in the Tanzania operation. Deferred income tax assets have not been recognized due to Lifezone’s mining operation is still in the exploration and evaluation phase and consequently the management do not expect the mine operation to generate sufficient taxable profits in the foreseeable future against which the deferred income tax asset can be recovered fully.

Deferred tax liability has not been recognized in relation to the Goodwill arising from a business combination in accordance with IAS 12 par 14.55 which does not permit recognition of this deferred tax liability.